Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
10.	Cash and cash equivalents

	December 31, 2025	December 31, 2024
	USD	USD
Cash on hand	4,128	7,099
Cash at bank	1,624,890	993,185
Total cash and cash equivalents	1,629,018	1,000,284